Loans (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans at Year-End

Loans at year-end were as follows.

	2013	2012
Commercial and agricultural	$115,875	$100,661
Commercial real estate	443,846	434,808
Residential real estate	250,691	250,598
Real estate construction	39,964	19,677
Consumer and other	10,865	9,809

Total Loans	861,241	815,553
Allowance for loan losses	(16,528)	(19,742)

Net loans	$844,713	$795,811

Loans to Directors and Executive Officers Including Immediate Families

Loans to principal officers, directors, and their affiliates at year-end 2013 and 2012 were as follows.

	2013	2012
Balance—Beginning of year	$9,997	$10,922
New loans and advances	3,262	5,713
Repayments	(3,157)	(6,788)
Effect of changes to related parties	(808)	150

Balance—End of year	$9,294	$9,997